UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 146.92%
Aerospace and Defense - 2.47%
Propulsion Acquisition LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 6.00%, 7/13/2021(b)	$1,293,367	$1,280,433
Standard Aero Aviation Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 07/07/2022	1,226,107	1,239,042
Vectra Co, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 03/08/2025	1,194,030	1,193,660
Vectra Co, Senior Secured Second Lien Term Loan, 1M US L + 7.25%, 03/09/2026	1,000,000	1,010,000
WP CPP Holdings LLC, Senior Secured First Lien B-3 Term Loan, 3M US L + 3.50%, 12/28/2019	1,981,167	1,982,405
		6,705,540

Automotive - 4.61%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.25%, 09/01/2021	3,132,545	3,177,575
Bright Bidco BV, Senior Secured First Lien Term B Loan, 2M US L + 3.50%, 06/28/2024	1,659,598	1,685,786
CH Hold Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 02/03/2025(b)	1,052,632	1,071,053
Dealer Tire LLC, Senior Secured First Lien Refinancing Term Loan, 3M US L + 3.25%, 12/22/2021	1,287,135	1,304,833
FPC Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 11/21/2022(c)	1,100,000	1,076,625
FPC Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 9.00%, 11/20/2023(c)	498,113	480,679
Mitchell International Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 11/29/2024	1,032,522	1,034,070
Mitchell International Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 12/01/2025	1,036,364	1,044,914
Superior Industries International Inc, Senior Secured First Lien Closing Date Term Loan, 1M US L + 4.50%, 05/22/2024	1,621,927	1,640,174
		12,515,709

Banking, Finance, Insurance and Real Estate - 11.28%
Acrisure LLC, Senior Secured First Lien Term B-2 Loan, 3M US L + 4.25%, 11/22/2023	1,488,690	1,509,903
Alliant Holdings Intermediate LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 08/12/2022	577,489	581,500
AmWINS Group Inc, Second Lien Term Loan, 1M US L + 6.75%, 01/25/2025	43,888	44,382
Applied Systems Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 09/19/2024	99,500	100,344
ASP MCS Acquisition Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 4.75%, 05/20/2024(b)	1,779,846	1,806,543
Asurion LLC, Senior Secured Second Lien Tranche B-2 Loan, 1M US L + 6.00%, 08/04/2025	2,424,242	2,494,545
BroadStreet Partners Inc, Senior Secured First Lien Term B-1 Loan Facility, 1M US L + 3.75%, 11/08/2023	2,090,005	2,118,095
Confie Seguros Holding II Co, Senior Secured First Lien Term B Loan, 3M US L + 5.25%, 04/19/2022	1,741,184	1,743,090
CP VI Bella Topco LLC, Senior Secured First Lien Term Loan, 1M US L + 3.00%, 02/14/2025	420,820	420,296
CP VI Bella Topco LLC, Senior Secured Second Lien Term Loan, 1M US L + 6.75%, 02/16/2026	385,714	385,714
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 12/10/2019	3,730,544	3,725,881
Cypress Merger Sub Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	930,233	949,070
Edelman Financial Center LLC/The, Senior Secured First Lien Initial Term Loan, 2M US L + 4.25%, 11/09/2024	1,623,837	1,649,210
ExamWorks Group Inc, Senior Secured First Lien Term B-1 Loan, 3M US L + 3.25%, 07/27/2023(c)	224,318	226,253
Gem Acquisitions Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 03/02/2025(c)	684,783	686,067
Gemworth Holdings Inc, Senior Secured First Lien Initial Loan, 1M US L + 4.50%, 02/28/2023	382,609	390,024
Hyperion Insurance Group Limited, Senior Secured First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024	2,301,923	2,327,820
Intralinks Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 11/11/2024	1,710,000	1,719,978
NFP Corp, Senior Secured First Lien Term B Term Loan, 1M US L + 3.00%, 01/08/2024	995,650	1,000,111

	Principal
	Amount	Value

Banking, Finance, Insurance and Real Estate (continued)
One Call Corp, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 11/27/2020	$992,235	$950,065
Resolute Investment Managers Inc, Senior Secured First Lien Specified Refinancing Term Loan, 3M US L + 3.25%, 04/30/2022(b)	1,118,858	1,134,242
Resolute Investment Managers Inc, Senior Secured Second Lien Tranche C Term Loan, 3M US L + 7.50%, 04/30/2023(b)	1,000,000	1,017,500
SS&C Technologies Inc, Senior Secured First Lien Term B-3 Loan, 3M US L + 2.50%, 02/28/2025(c)	1,489,349	1,498,270
SS&C Technologies Inc, Senior Secured First Lien Term B4 Loan, 3M US L + 2.50%, 02/28/2025(c)	531,299	534,482
Victory Capital Holdings Senior Secured First Lien Initial Term Loan, 3M US L + 2.75%, 02/07/2025	253,931	255,280
York Risk Services Holding Corp (Onex York Finance LP), Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 10/01/2021	1,353,245	1,328,548
		30,597,213

Beverage, Food and Tobacco - 4.89%
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.25%, 02/15/2021	1,652,466	1,567,777
CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 7/3/2020	2,099,529	2,080,108
Fago de Chao Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 03/27/2025(c)	945,242	950,559
Give & Go Prepared Foods Corp, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 7/29/2023(b)	2,048,529	2,069,015
NPC International Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 04/19/2024	283,691	288,035
NPC International Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.50%, 04/18/2025	1,141,426	1,169,962
TKC Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 02/01/2023(c)	3,704,436	3,745,648
TKC Holdings Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.00%, 02/01/2024	1,105,629	1,119,173
Winebow Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 07/01/2021	286,012	281,185
		13,271,462

Capital Equipment - 3.87%
Blount International Inc, Senior Secured First Lien Term Loan B-1 Facility, 1M US L + 4.25%, 04/12/2023	538,462	546,336
Direct Chassislink Acquisition Inc, Senior Secured Second Lien Term Loan, 1M US L + 6.00%, 06/15/2023(b)	2,400,000	2,445,000
Engineered Machinery Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 07/19/2024(c)	1,500,500	1,502,691
Helix Acquisition Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 09/27/2024	1,148,077	1,159,202
LTI Holdings Inc, Senior Secured First Lien Second Amendment Incremental Term Loan, 1M US L + 3.50%, 05/16/2024(b)	502,174	504,057
LTI Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.75%, 05/16/2025(b)	1,300,000	1,319,500
Robertshaw US Holding Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 02/14/2025	1,368,293	1,382,400
Titan Acquisition Limited, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 03/28/2025(c)	1,638,298	1,637,274
		10,496,460

Chemicals, Plastics and Rubber - 3.59%
Albaugh LLC, Senior Secured First Lien 2017 Refinancing Term Loan, 1M US L + 3.50%, 12/06/2024	1,995,000	2,018,072
DuBois Chemicals Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 03/15/2024(c)	539,095	540,443
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 08/02/2021	2,967,196	2,998,722
Pinnacle Operating Corp, Senior Secured First Lien 2017 Extended Term Loan, PIK 1.75%, 11/15/2021	2,678,348	2,527,691
Spectrum Holdings III Corp, Senior Secured Second Lien Closing Date Loan, 1M US L + 7.00%, 01/26/2026(b)	600,000	606,000
Spectrum Holdings III, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 01/31/2025	294,472	295,699
Vantage Specialty Chemicals Inc, Senior Secured First Lien Closing Date Loan, 3M US L + 4.00%, 10/28/2024	684,000	691,124

	Principal
	Amount	Value

Chemicals, Plastics and Rubber (continued)
Vantage Specialty Chemicals Inc, Senior Secured Second Lien Initial Loan, 3M US L + 8.25%, 10/27/2025	$65,111	$65,437
		9,743,188

Construction and Building - 9.03%
American Bath Group LLC, Senior Secured First Lien Replacement Term Loan, 3M US L + 5.25%, 09/30/2023	2,778,378	2,813,107
American Bath Group LLC, Senior Secured Second Lien Term Loan, 3M US L + 9.75%, 09/30/2024(b)	250,000	250,938
Dayton Superior Corp, Senior Secured First Lien Term Loan, 3M US L + 8.00%, 11/03/2021	1,349,357	1,261,649
DiversiTech Holdings Inc, Senior Secured First Lien Tranche B-1 Term Loan, 3M US L + 3.00%, 06/03/2024	663,693	667,635
Forterra Finance LLC, Senior Secured First Lien Replacement Loan, 1M US L + 3.00%, 10/25/2023	3,066,868	2,841,653
Henry Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 10/05/2023	1,598,292	1,622,770
Interior Logic Group Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 6.00%, 02/28/2024(b)	2,035,714	2,050,982
LBM Borrower LLC, Senior Secured First Lien Tranche C Term Loan, 1M US L + 3.75%, 08/19/2022	4,185,592	4,234,773
Morsco Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 7.00%, 10/31/2023	1,178,184	1,199,539
SouthernCarlson Inc, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 03/21/2025(c)	1,875,000	1,882,031
Specialty Building Products Holdings LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 6.00%, 10/28/2023	2,378,654	2,408,387
SRS Distribution Inc, Senior Secured First Lien Tranche B-4 Term Loan, 3M US L + 3.25%, 08/25/2022	2,082,883	2,099,806
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 1M US L + 8.75%, 02/24/2023	1,142,751	1,178,462
		24,511,732

Consumer Goods Durable - 3.15%
Al Aqua Merger Sub Inc, Senior Secured First Lien Term B1 Loan, 1M US L + 3.25%, 12/13/2023	1,316,544	1,323,541
Al Aqua Merger Sub Inc, Senior Secured Incremental Term B Loan, 1M US L + 3.25%, 12/13/2023	957,600	961,493
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 02/01/2022	2,235,205	2,235,406
Hayward Acquisition Corp, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 08/05/2024	90,922	91,400
Power Products LLC, Senior Secured First Lien Tranche B-1 Term Loan, 3M US L + 4.00%, 12/20/2022	827,653	836,964
Recess Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 09/30/2024	1,753,095	1,764,052
Serta Simmons Bedding LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.00%, 11/8/2024	1,645,600	1,324,707
		8,537,563

Consumer Goods Non Durable - 0.66%
Acosta Inc, Senior Secured First Lien Tranche B-1 Loan, 1M US L + 3.25%, 09/26/2021(c)	666,667	560,897
Carlisle Foodservice Products Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 03/14/2025(c)	122,707	122,630
Clover Merger Sub Inc, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 09/26/2024	1,098,241	1,026,306
Revlon Consumer Products Corp, Senior Secured First Lien Initial Term B Loan, 1M US L + 3.50%, 09/07/2023	86,050	68,051
		1,777,884

Containers, Packaging and Glass - 5.02%
Berlin Packaging LLC, Senior Secured Retired First Lien Term B Loan, 1M US L + 3.25%, 10/1/2021	1,588,044	1,597,858
Caraustar Industries Inc, Senior Secured First Lien Refinancing Term Loan, 3M US L + 5.50%, 03/14/2022	2,622,113	2,639,196
IBC Capital Limited, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 09/09/2022	2,430,675	2,436,752
Loparex Holding BV, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 03/28/2025(c)	3,080,000	3,110,800
Pregis Holding I Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 5/20/2021	820,272	823,175
ProAmpac PG Borrower LLC, Senior Secured First Lien Initial Loan, 1M US L + 3.50%, 11/20/2023	502,732	507,634

	Principal
	Amount	Value

Containers, Packaging and Glass (continued)
ProAmpac PG Borrower LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.50%, 11/18/2024	$488,038	$498,257
Ranpak Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 10/03/2022(b)	25,605	25,797
Strategic Materials Holding Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 11/01/2024	552,462	556,605
Strategic Materials Holding Corp, Senior Secured Second Lien Initial term Loan, 3M US L + 7.75%, 12/27/2025	1,400,000	1,409,919
		13,605,993

Energy, Oil and Gas - 4.59%
Ascent Resources - Marcellus LLC, Senior Secured First Lien Term Loan, PRIME + + 3.25%, 08/04/2020(d)	1,399,353	811,625
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 2M US L + 6.50%, 05/16/2021	1,500,000	1,491,877
Delek US Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 2.50%, 03/14/2025(c)	362,694	364,283
Lucid Energy Group II Borrower LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	631,579	629,409
Oryx Southern Delaware Holdings LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	2,717,647	2,724,441
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	2,809,841	2,386,033
Sheridan Production Partners I LLC, Senior Secured First Lien Deferred Principal Term Loan,:
3M US L + 0.00%, 10/01/2019(b)	8,866	6,875
3M US L + 0.00%, 10/01/2019(b)	109,547	84,943
Sheridan Production Partners I LLC, Senior Secured First Lien Term Loan, 3M US L + 0.00%, 10/01/2019(b)	14,516	11,256
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	372,327	316,169
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	227,419	193,118
Traverse Midstream Partners LLC, Senior Secured First Lien Advance Term Loan, 3M US L + 4.00%, 09/27/2024	1,372,549	1,382,198
Utex Industries Inc, Senior Secured First Lien New Initial Term Loan, 1M US L + 4.00%, 05/21/2021	2,074,153	2,039,587
		12,441,814

Environmental Industries - 0.73%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 1M US L + 4.75%, 05/29/2020(b)	1,422,857	1,447,757
Filtration Group Corp, Senior Secured First Lien Term Loan, 3M US L + 3.00%, 03/28/2025(b)(c)	275,000	276,375
Gopher Resource LLC, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 03/06/2025	248,744	251,387
		1,975,519

Healthcare and Pharmaceuticals - 20.93%
Albany Molecular Research Inc, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 08/30/2024	427,957	429,829
Albany Molecular Research Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	392,857	396,295
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 1M US L + 5.00%, 04/01/2022	3,589,806	3,604,757
American Renal Holdings Inc, Senior Secured First Lien New Term Loan B, 1M US L + 3.25%, 06/14/2024	1,432,338	1,435,467
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 2M US L + 5.00%, 07/05/2023	1,640,571	1,667,230
ATI Holdings Acquisition Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 5/10/2023	594,986	599,636
Avantor Inc, Senior Secured First Lien Initial Dollar Term Loan, 1M US L + 4.00%, 11/21/2024	2,460,938	2,489,903
BioClinica-Clinverse Holdings Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 10/20/2023(c)	2,916,848	2,858,511
BioClinica-Clinverse Holdings Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.25%, 10/04/2024(b)	1,052,629	1,021,050
Certara Holdco Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 08/15/2024(c)	223,557	224,954
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 1M US L + 4.25%, 10/21/2021(d)	2,686,253	2,418,581

	Principal
	Amount	Value

Healthcare and Pharmaceuticals (continued)
Covenant Surgical Partners Inc, Senior Secured First Lien Delayed Draw Loan, 3M US L + 4.75%, 10/04/2024(b)(e)	$89,391	$90,062
Covenant Surgical Partners Inc, Senior Secured First Lien Term Loan, 3M US L + 4.75%, 10/04/2024(b)	575,481	579,797
CPI Holdco LLC, Senior Secured Closing Date Term Loan, 3M US L + 3.50%, 03/21/2024	562,368	566,586
Cryolife Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 11/15/2024(b)	782,654	792,437
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 12/01/2021	2,199,401	2,195,739
CVS Holdings I LP, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 02/06/2025	310,345	309,183
Endo LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 04/29/2024	2,289,286	2,288,805
Equian LLC, Senior Secured First Lien 2018 Incremental Term B Loan, 3M US L + 3.25%, 05/20/2024	1,504,660	1,515,004
Greenway Health LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/16/2024	1,368,966	1,382,087
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.75%, 08/29/2022	1,234,323	1,200,379
Navicure Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 11/01/2024	1,749,462	1,760,396
Netsmart Technologies Inc, Senior Secured First Lien Term C-1 Loan, 1M US L + 4.50%, 04/19/2023(b)	2,117,457	2,146,572
nThrive Inc, Senior Secured First Lien Term B-2 Loan, 1M US L + 4.50%, 10/20/2022	3,569,845	3,584,910
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 06/07/2019	222,537	224,119
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 1M US L + 8.50%, 12/07/2019	2,367,258	2,367,258
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022(c)	1,585,252	1,546,612
Ortho Clinical Diagnostics Holdings Luxembourg SARL, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 06/30/2021	548,259	553,536
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	1,711,044	1,721,747
Pharmerica Corp, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 12/06/2024	1,440,000	1,447,502
Pharmerica Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.75%, 12/07/2025	289,405	291,937
Press Ganey Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.50%, 10/21/2024	612,110	621,292
Project Ruby Ultimate Parent Corp, Senior Secured First Lien New Closing Date Term Loan, 1M US L + 3.50%, 02/09/2024	811,817	820,447
Prospect Medical Holdings Inc, Senior Secured First Lien Term B-1 Loan, 1M US L + 5.50%, 02/22/2024	1,598,987	1,602,985
Stratose Intermediate Holdings II LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 06/22/2023(b)	697,432	702,663
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	3,914,900	3,937,724
Valeant Pharmaceuticals International Inc, Senior Secured First Lien Series F-4 Tranche B Term Loan, 1M US L + 3.50%, 04/01/2022	341,648	345,638
YI LLC (aka Young Innovations), Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 1.00%, 11/07/2024(b)(e)	193,580	194,548
YI LLC (aka Young Innovations), Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 11/06/2024(b)	2,128,000	2,138,640
Zest Acquisition Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 03/07/2025(b)	1,193,182	1,199,148
Zest Acquisition Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.50%, 03/06/2026	1,500,000	1,518,750
		56,792,716

High Tech Industries - 24.87%
Barracuda Networks Inc, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 02/12/2025	317,073	318,777
BMC Software Finance Inc, Senior Secured First Lien Initial B-2 US Term Loan, 1M US L + 3.25%, 09/10/2022	3,170,678	3,190,305
Compuware Corp, Senior Secured First Lien Tranche B-3 Term Loan, 1M US L + 3.25%, 12/15/2021	3,157,507	3,200,923
CPI International Inc, Senior Secured Second Lien Term Loan, 1M US L + 7.25%, 07/25/2025(b)	313,725	315,686
ECI Macola / Max Holding LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 09/27/2024	1,113,868	1,125,357

	Principal
	Amount	Value

High Tech Industries (continued)
Epicor Software Corp, Senior Secured First Lien Term B Loan, 1M US L + 3.25%, 06/01/2022	$2,870,051	$2,885,750
Excelitas Technologies Corp (fka IDS Acquisition), Senior Secured First Lien Initial USD Term Loan, 6M US L + 3.50%, 12/02/2024	510,137	515,662
Flexera Software LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 02/26/2025	610,169	614,621
Flexera Software LLC, Senior Secured Second Lien Term Loan, 1M US L + 7.25%, 02/26/2026	580,645	586,452
Gigamon Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.50%, 12/27/2024(b)	3,884,305	3,923,148
Help Systems Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 03/22/2025(c)	1,181,102	1,184,055
Help Systems Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.75%, 03/23/2026(c)	1,293,103	1,301,185
Hyland Software Inc, Senior Secured Second Lien Initial Loan, PRIME + + 6.00%, 07/07/2025(c)	411,576	417,063
Idera Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024	1,678,389	1,697,271
Ivanti Software Inc, Senior Secured First Lien Term Loan, 1M US L + 4.25%, 01/20/2024	2,097,859	2,067,702
Ivanti Software Inc, Senior Secured Second Lien Term Loan, 1M US L + 9.00%, 01/20/2025	2,000,000	1,925,000
Marketo Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 02/07/2025	1,090,909	1,090,058
Mcafee LLC, Senior Secured First Lien Closing Date USD Term Loan, 1M US L + 4.50%, 09/30/2024	5,351,554	5,413,418
MH Sub I LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 09/13/2024	1,496,241	1,498,777
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 10/30/2020	2,723,023	2,688,413
Park Place Technologies LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 03/21/2025(b)(c)	1,569,231	1,573,154
Ping Identity Corp, Senior Secured First Lien Term Loan 1M US L + 3.75%, 1/23/2025	560,000	563,500
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 6.00%, 11/12/2021	1,477,387	1,472,770
Project Alpha Intermediate Holding Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	3,383,893	3,345,113
Project Leopard Holdings Inc, Senior Secured First Lien 2018 Repricing Term Loan, 1M US L + 4.00%, 7/7/2023	1,826,672	1,846,656
Project Silverback Holdings Corp, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 08/21/2024	756,761	758,652
Quest Software US Holdings Inc, Senior Secured First Lien Refinancing Term Loan, 3M US L + 5.50%, 10/31/2022	5,983,858	6,103,565
Ramundsen Public Sector LLC, Senior Secured First Lien Term Loan, 1M US L + 4.25%, 02/01/2024	326,374	328,821
Riverbed Technology Inc, Senior Secured First Lien Amendment Term Loan, 1M US L + 3.25%, 04/24/2022	992,140	989,912
Rocket Software Inc, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 10/14/2023(c)	2,229,852	2,243,788
SciQuest Inc, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 12/20/2024(b)	2,076,923	2,087,308
SCS Holdings I Inc, Senior Secured First Lien New Tranche B Term Loan, 1M US L + 4.25%, 10/30/2022	1,426,775	1,443,419
SMS Systems Maintenance Services Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023	3,896,130	3,610,427
Solarwinds Holdings Inc, Senior Secured First Lien Refinancing Term Loan, 1M US L + 3.00%, 02/05/2024	1,851,609	1,862,025
Sungard Availability Services Capital Inc, Senior Secured Extended Term B Loan, 1M US L + 7.00%, 09/30/2021	574,162	540,717
TIBCO Software Inc, Senior Secured First Lien Term B-1 Loan, 1M US L + 3.50%, 12/04/2020	911,703	916,074
Veritas US Inc, Senior Secured First Lien Term Loan B Facility, 3M US L + 4.50%, 01/27/2023	1,819,864	1,815,160
		67,460,684

Hotels, Gaming and Leisure - 1.30%
AP Gaming I LLC, Senior Secured First Lien 2018 Refinancing Term B Loan, 1M US L + 4.25%, 02/15/2024	3,473,269	3,524,291

Media Advertising, Printing and Publishing - 1.38%
Southern Graphics Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 12/31/2022	2,217,585	2,237,909
Southern Graphics Inc, Senior Secured Second Lien Term Loan, 1M US L + 7.50%, 12/31/2023	1,500,000	1,514,062
		3,751,971

	Principal
	Amount	Value

Media Diversified and Production - 0.13%
Shutterfly Inc, Senior Secured First Lien Term B-2 Loan, 3M US L + 2.75%, 08/17/2024(c)	$358,696	$360,937

Metals and Mining - 1.52%
American Rock Salt Company LLC, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 03/21/2025(b)(c)	1,017,391	1,024,386
Canam Steel Corp, Senior Secured First Lien Closing Date Term Loan, 1M US L + 5.50%, 07/01/2024(b)	1,881,839	1,900,657
Murray Energy Corp, Senior Secured First Lien Term B-2 Non-PIK Loan, 3M US L + 7.25%, 04/16/2020	980,270	832,411
Phoenix Services International LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 03/01/2025	364,286	368,384
		4,125,838

Retail - 3.93%
Academy Ltd, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2022	418,745	335,205
Apro LLC, Senior Secured First Lien Initial Term Loan, 2M US L + 4.00%, 08/08/2024	796,610	803,083
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/19/2022	1,255,537	1,110,252
EG America LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 02/07/2025(c)	2,558,824	2,556,265
EG Group Limited, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 02/07/2025(c)	208,333	208,125
Fairway Group Acquisition Company, Senior Secured First Lien First Out Term Loan, PIK 12.00%, 01/03/2020(b)	279,495	279,495
Fairway Group Acquisition Company, Senior Secured First Lien Last Out Term Loan, PIK 10.00%, 01/03/2020(b)	182,210	92,380
Fairway Group Holdings Corp, Senior Secured First Lien Subordinated Term Loan, PIK 11.00%, 10/04/2021(b)	160,257	–
FullBeauty Brands Holdings Corp, Senior Secured First Lien Term Loan, 1M US L + 4.75%, 10/14/2022	835,563	480,829
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 1M US L + 3.25%, 10/25/2020	1,248,858	1,082,498
Petco Animal Supplies Inc, Senior Secured First Lien Second Amendment Term Loan, 3M US L + 3.00%, 1/26/2023	655,689	483,206
Spencer Gifts LLC, Senior Secured First Lien Term B-1 Loan, 2M US L + 4.25%, 07/16/2021	3,690,906	3,189,571
Sports Authority (The), Senior Secured First Lien Term B Loan, 6M US L + 0.00%, 11/16/2017(d)	4,485,107	34,401
		10,655,310

Services - Business - 22.85%
Access CIG LLC, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 02/27/2025	631,264	639,155
Advantage Sales & Marketing Inc, Senior Secured First Lien Incremental Term B-2 Loan, 3M US L + 3.25%, 07/25/2021	967,688	950,061
Advantage Sales & Marketing Inc, Senior Secured First Lien Initial term Loan, 3M US L + 3.25%, 07/23/2021	1,468,792	1,442,038
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 6.50%, 07/25/2022	3,248,461	3,128,966
AqGen Ascensus Inc, Senior Secured Delayed Draw First Lien Term Loan, 3M US L + 3.50%, 12/05/2022(b)(e)	592,667	597,112
AqGen Ascensus Inc, Senior Secured First Lien Additional Term Loan, 3M US L + 3.50%, 12/05/2022	1,206,692	1,219,513
BMC Acquisition Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.25%, 12/18/2024(b)	872,813	874,994
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, Series 0000, 3M US L + 3.50%, 12/20/2019	5,977,686	2,988,843
DG Investment Intermediate Holdings 2 Inc, Senior Secured First Lien Term Loan, 3M US L + 3.00%, 02/03/2025	233,929	233,929
DG Investment Intermediate Holdings 2 Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 6.75%, 02/01/2026(b)	465,517	472,500
Explorer Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 05/02/2023	2,984,810	3,012,808
FHC Health Systems Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 12/23/2021(b)	1,869,736	1,865,062
GlobalLogic, Holdings Inc, Senior Secured First Lien Refinancing Term B Loan, 3M US L + 3.75%, 06/20/2022(b)	2,766,981	2,791,192

	Principal
	Amount	Value

Services - Business (continued)
Information Resources Inc, Senior Secured First Lien Initial Bluebird Term Loan, 3M US L + 8.25%, 01/20/2025	$2,000,000	$2,012,500
Information Resources Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 01/18/2024	2,456,576	2,478,071
Inmar Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 05/01/2024	1,600,806	1,611,812
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.00%, 05/01/2025	1,183,432	1,190,089
LD Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.875%, 12/09/2022	2,056,269	1,850,642
Output Services Group Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 03/21/2024(b)(c)	372,295	374,156
Packers Holdings LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 12/04/2024	332,500	333,677
Polyconcept North America Holdings Inc, Senior Secured First Lien Closing Date Term Loan, 3M US L + 3.75%, 8/16/2023(c)	2,073,260	2,087,079
PricewaterhouseCoopers LLP, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 03/14/2025(b)(c)	481,250	483,656
PricewaterhouseCoopers LLP, Senior Secured Second Lien Term Loan, 3M US L + 7.50%, 03/16/2026(b)(c)	440,000	442,200
Prometric Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 01/29/2025	175,325	176,695
PT Intermediate Holdings III LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 12/9/2024(b)	1,065,900	1,079,224
PT Intermediate Holdings III LLC, Senior Secured Second Lien Initial Loan, 3M US L + 8.00%, 12/08/2025(b)	1,540,000	1,563,100
Red Ventures LLC, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 11/08/2024	3,661,600	3,698,600
Sedgwick Claims Management Services Inc, Senior Secured First Lien Initial Tranche B Term Loan, 3M US L + 2.75%, 02/28/2021(c)	2,555,556	2,557,792
Sedgwick Claims Management Services Inc, Senior Secured New Second Lien B Facility, 3M US L + 5.75%, 02/28/2022(b)(c)	1,463,415	1,474,390
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 3M US L + 5.75%, 02/28/2022	2,075,472	2,089,481
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 5.75%, 02/28/2022	1,845,960	1,858,420
SurveyMonkey Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 04/13/2024(b)	3,506,975	3,498,207
Thoughtworks Inc, Senior Secured Initial Term Loan, 1M US L + 4.50%, 10/12/2024	1,000,000	1,008,125
Travel Click Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 05/06/2021(b)(c)	2,912,842	2,927,406
Travel Click Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.75%, 11/06/2021	1,666,667	1,670,317
Travel Leaders Group LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 01/25/2024	334,969	339,853
TRC Companies Inc, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 06/21/2024(b)	1,741,250	1,758,662
Weld North Education LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025	3,200,000	3,224,000
		62,004,327

Services - Consumer - 5.01%
American Residential Services LLC, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 6/30/2021	940,269	946,151
Big Jack Holdings LP, Senior Secured First Lien Term B Loan, 1M US L + 4.00%, 04/05/2024(b)	631,570	637,096
K-MAC Holdings Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 03/07/2025(c)	625,000	628,984
K-MAC Holdings Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 6.75%, 03/09/2026(c)	558,140	566,791
KUEHG Corp, Senior Secured First Lien Term B-2 Loan, 3M US L + 3.75%, 08/12/2022	1,653,998	1,666,147
KUEHG Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.25%, 08/15/2025	2,250,000	2,292,187
Learning Care Group (US) No. 2 Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 03/13/2025(b)	505,618	510,674
Pearl Intermediate Parent LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 2.75%, 02/14/2025(c)	401,997	398,355
Pearl Intermediate Parent LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.25%, 02/13/2026	352,941	353,824
Quidditch Acquisition Inc, Senior Secured First Lien Term B Loan, 3M US L + 7.00%, 03/14/2025(b)(c)	1,277,778	1,287,361
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021	1,367,024	1,374,720

	Principal
	Amount	Value

Services - Consumer (continued)
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 04/09/2021	$1,356,500	$1,364,415
Renaissance Learning Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.00%, 04/11/2022	88,643	89,197
Tacala Investment Corp, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 01/31/2025	470,000	473,158
Tacala Investment Corp, Senior Secured Second Lien Term Loan, 1M US L + 7.00%, 01/30/2026	993,103	1,014,212
		13,603,272

Telecommunications - 4.80%
Alorica Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 06/30/2022	842,907	847,387
Avaya Inc, Senior Secured First Lien Term Loan, 1M US L + 4.75%, 12/15/2024	2,376,854	2,396,807
Cologix Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	1,797,743	1,832,584
Colorado Buyer Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.25%, 05/01/2025	300,751	301,457
Frontier Communications Corp, Senior Secured First Lien Term B-1 Loan, 1M US L + 3.75%, 06/15/2024	292,526	289,358
Greeneden US Holdings II LLC, Senior Secured First Lien Tranche B-3 Dollar Term Loan, 3M US L + 3.50%, 12/01/2023	612,390	616,650
Masergy Holdings Inc, Senior Secured First Lien 2017 Replacement Term Loan, 3M US L + 3.25%, 12/15/2023	726,896	729,469
Masergy Holdings Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.50%, 12/16/2024	588,972	593,881
Mitel US Holdings Inc, Senior Secured First Lien Term B Term Loan, 1M US L + 3.75%, 9/25/2023	1,163,272	1,172,363
Peak 10 Holding Corp, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 08/01/2024	1,085,455	1,090,458
Peak 10 Holding Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.25%, 08/01/2025	1,157,143	1,166,111
Vertiv Group Corp, Senior Secured First Lien Term B Loan, 1M US L + 4.00%, 11/30/2023	1,980,000	1,991,959
		13,028,484

Transportation - Cargo - 0.25%
REP WWEX Acquisition Parent LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 02/05/2024	681,639	684,195

Transportation - Consumer - 0.91%
Air Medical Group Holdings Inc, Senior Secured First Lien Term B Loan, 1M US L + 4.25%, 03/14/2025	1,992,500	2,012,116
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 1M US L + 3.00%, 02/16/2025	451,399	451,304
		2,463,420

Utilities Electric - 4.71%
Eastern Power LLC, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 10/02/2023	1,003,046	1,019,973
Exgen Texas Power LLC, Senior Secured First Lien Term Loan Non-PIK, 3M US L + 4.75%, 09/20/2021(d)	2,236,708	1,384,892
Granite Acquisition Inc, Senior Secured First Lien Term C Loan, 3M US L + 3.50%, 12/17/2021(c)	62,857	63,800
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 3M US L + 7.25%, 12/19/2022	1,826,276	1,851,963
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 3M US L + 5.50%, 11/13/2021	497,500	490,037
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 6.50%, 08/21/2020	2,397,711	2,251,451
Panda Patriot LLC (fka Moxie Patriot LLC), Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 5.75%, 12/18/2020	1,431,961	1,416,303
Pike Corp, Senior Secured Initial Term Loan, 3M US L + 3.50%, 03/23/2025(c)	1,113,497	1,125,328
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 11/09/2020	1,914,353	1,610,928
Southeast PowerGen LLC, Senior Secured First Lien Advance Term B Loan, 1M US L + 3.50%, 12/02/2021	1,668,555	1,576,784
		12,791,459

	Principal
	Amount	Value

Wholesale - 0.44%
Staples Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 09/12/2024	$1,189,327	$1,180,258

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $404,610,691)		398,607,239

COLLATERALIZED LOAN OBLIGATIONS(a) - 1.14%
Banking, Finance, Insurance and Real Estate - 1.14%
Barings CLO Ltd Series 2018-IA, 3M US L + 5.50%, 01/20/2031(b)(f)	875,000	858,615
CIFC Funding 18-IA Ltd Series 2018-1A, 3M US L + 5.00%, 04/18/2031(b)(f)	725,000	722,248
HPS Loan Management 6-2015 Ltd Series 2018-2015, 3M US L + 5.10%, 02/05/2031(b)(f)	834,000	830,679
Neuberger Berman Loan Advisors CLO 27 Ltd Series 2018-27A, 3M US L + 5.20%, 01/15/2030(b)(f)	667,000	666,441
		3,077,983

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $3,101,000)		3,077,983

CORPORATE BONDS - 8.22%
Aerospace and Defense - 0.58%
Engility Corp, Senior Unsecured Bond, 8.875%, 09/01/2024	1,500,000	1,565,175

Banking, Finance, Insurance and Real Estate - 0.45%
AssuredPartners Inc, Senior Unsecured Bond, 7.000%, 08/15/2025(f)	682,000	675,180
NFP Corp, Senior Secured Bond, 6.875%, 07/15/2025(f)	553,000	551,618
		1,226,798

Beverage, Food and Tobacco - 0.29%
PF Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(f)	1,000,000	785,000

Capital Equipment - 0.34%
NWH Escrow Corp, Senior Secured Bond, 7.500%, 08/01/2021(f)	1,000,000	915,000

Construction and Building - 2.20%
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(f)	1,950,000	2,047,500
Great Lakes Dredge & Dock Corp, Senior Unsecured Bond, Series WI, 8.000%, 05/15/2022	2,080,000	2,137,200
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(f)	1,750,000	1,771,875
		5,956,575

Containers, Packaging and Glass - 0.71%
ARD Securities Finance, Senior Secured Bond, 8.750%, 01/31/2023(f)(g)	300,000	315,000
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(f)	955,000	962,162
Flex Acquisition Co Inc, Senior Unsecured Bond, 6.875%, 01/15/2025(f)	666,000	660,589
		1,937,751

Energy, Oil and Gas - 0.38%
Comstock Resources Inc, Senior Unsecured Bond, 10.00% Cash or 12.25% PIK%, 03/15/2020(g)	1,000,000	1,032,500

Environmental Industries - 0.17%
GFL Environmental Inc, Senior Unsecured Bond, 9.875%, 02/01/2021(f)	431,000	455,783

Healthcare and Pharmaceuticals - 1.36%
Avantor Inc, Senior Unsecured Bond, 9.000%, 10/01/2025(f)	1,733,000	1,701,589
Team Health Holdings Inc, Senior Secured Bond, 6.375%, 02/01/2025(f)	1,000,000	862,600
Tenet Healthcare, Senior Unsecured Bond, 7.000%, 08/01/2025(f)	1,143,000	1,128,713
		3,692,902

High Tech Industries - 1.04%
BMC Software Finance Inc, Senior Unsecured Bond, 8.125%, 07/15/2021(f)	1,000,000	1,003,750
Boxer Parent Co Inc, Senior Unsecured Bond, 9.000%, 10/15/2019(f)(g)	502,000	502,627

	Principal
	Amount	Value

High Tech Industries (continued)
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(f)	$1,385,000	$1,320,944
		2,827,321

Media Advertising, Printing and Publishing - 0.15%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(f)	420,000	403,103

Services - Business - 0.55%
Infinity ACQ LLC / FI Corp, Senior Unsecured Bond, 7.250%, 08/01/2022(f)	1,500,000	1,496,250

TOTAL CORPORATE BONDS
(Cost $22,077,274)		22,294,158

	Shares
COMMON STOCK - 0.03%
Energy, Oil and Gas - 0.03%
TE Holdings LLC (Templar), Class A(b)(h)	72,786	$90,983

TOTAL COMMON STOCK
(Cost $2,919,283)		90,983

PREFERRED STOCK - 0.13%
Energy, Oil and Gas - 0.13%
TE Holdings LLC (Templar)(b)(h)	48,248	361,862

TOTAL PREFERRED STOCK
(Cost $482,483)		361,862

WARRANTS - 0.01%
Energy, Oil and Gas - 0.01%
Comstock Resources Inc, expires 6/20/2020 at $0.01(h)	3,438	25,201

TOTAL WARRANTS
(Cost $–)		25,201

Total Investments - 156.45%
(Cost $433,190,731)		424,457,426

Liabilities in Excess of Other Assets - (7.06)%		(19,154,745)

Leverage Facility - (49.39)%		(134,000,000)

Net Assets - 100.00%		$271,302,681

Amounts above are shown as a percentage of net assets as of March 31, 2018.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2018 was 1.88%

2M US L - 2 Month LIBOR as of March 31, 2018 was 2.00%

3M US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	The level 3 assets were valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	All or a portion of this position has not settled as of March 31, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	Security is in default as of period end and is therefore non-income producing.
(e)	A portion of this position was not funded as of March 31, 2018. The Portfolio of Investments records only the funded portion of each position. See Note 3 - Senior and Secured Floating Rate Loans.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $20,637,266, which represented approximately 7.61% of net assets as of March 31, 2018. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(g)	Option to convert to pay-in-kind security.
(h)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”) is a diversified, closed-end management investment company. BSL was organized as a Delaware statutory trust on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that date, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BSL to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of BSL, the Fund was initially scheduled to dissolve on or about May 31, 2020. On November 17, 2017, the Fund’s shareholders approved extending the term of the Fund by two years by changing the Fund’s scheduled dissolution date from May 31, 2020 to May 31, 2022. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act), may extend the life of the Fund by a period of two years or such shorter time as may be determined. The dissolution date of the Fund may be extended an unlimited number of times. On March 31, 2017 the Fund announced an extension of the Fund’s reinvestment period. The extension will allow the Fund to continue to reinvest proceeds generated by maturities, prepayments and sales of investments until one year prior to the Fund’s scheduled dissolution date, which is currently May 31, 2022.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of BSL’s assets will be invested in senior secured, floating rate loans (“Senior Loans”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BSL is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BSL’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BSL’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes valuation of BSL’s investments under the fair value hierarchy levels as of March 31, 2018:

Blackstone / GSO Senior Floating Rate Term Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace and Defense	$–	$5,425,107	$1,280,433	$6,705,540
Automotive	–	11,444,656	1,071,053	12,515,709
Banking, Finance, Insurance and Real Estate	–	26,638,928	3,958,285	30,597,213
Beverage, Food and Tobacco	–	11,202,447	2,069,015	13,271,462
Capital Equipment	–	6,227,903	4,268,557	10,496,460
Chemicals, Plastics and Rubber	–	9,137,188	606,000	9,743,188
Construction and Building	–	22,209,812	2,301,920	24,511,732
Containers, Packaging and Glass	–	13,580,196	25,797	13,605,993
Energy, Oil and Gas	–	12,338,740	103,074	12,441,814
Environmental Industries	–	251,387	1,724,132	1,975,519
Healthcare and Pharmaceuticals	–	47,927,799	8,864,917	56,792,716
High Tech Industries	–	59,561,388	7,899,296	67,460,684
Metals and Mining	–	1,200,795	2,925,043	4,125,838
Retail	–	10,283,435	371,875	10,655,310
Services - Business	–	41,802,466	20,201,861	62,004,327
Services - Consumer	–	11,168,141	2,435,131	13,603,272
Other	–	48,100,462	–	48,100,462
Collateralized Loan Obligations
Banking, Finance, Insurance and Real Estate	–	–	3,077,983	3,077,983
Corporate Bonds	–	22,294,158	–	22,294,158
Common Stock
Energy, Oil and Gas	–	–	90,983	90,983
Preferred Stocks
Energy, Oil and Gas	–	–	361,862	361,862
Warrants	–	25,201	–	25,201
Total	$–	$360,820,209	$63,637,217	$424,457,426

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BSL has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Senior Floating Rate Term Fund	Floating Rate Loan Interests	Collateralized Loan Obligations	Common Stock	Preferred Stock	Total
Balance as of December 31, 2017	$59,352,858	$-	$118,278	$446,297	$59,917,433
Accrued discount/ premium	21,774	-	-	-	21,774
Realized Gain/(Loss)	120,563	-	-	-	120,563
Change in Unrealized Appreciation/(Depreciation)	158,474	(23,017)	(27,295)	(84,435)	23,727
Purchases	16,084,691	3,101,000	-	-	19,185,691
Sales Proceeds	(13,487,019)	-	-	-	(13,487,019)
Transfer into Level 3	18,573,511	-	-	-	18,573,511
Transfer out of Level 3	(20,718,463)	-	-	-	(20,718,463)
Balance as of March 31, 2018	$60,106,389	$3,077,983	$90,983	$361,862	$63,637,217
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2018	$508,479	$(23,017)	$(27,295)	$(84,435)	$373,732

Information about Level 3 fair value measurements as of March 31, 2018:

Blackstone / GSO Senior Floating Rate Term Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Assets
Floating Rate Loan Interests	$59,734,514	Third-party vendor pricing service	Broker quotes	N/A
Floating Rate Loan Interests	$371,875	Performance Multiple Methodology	Revenue Multiple(a)	0.13x
Collateralized Loan Obligations	$3,077,983	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	$90,983	Third-party vendor pricing service	Broker quotes	N/A
Preferred Stock	$361,862	Third-party vendor pricing service	Broker quotes	N/A

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Revenue Multiple	Increase	Decrease

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BSL's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2018, 83.80% of BSL’s Managed Assets were held in Senior Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

At March 31, 2018, BSL had unfunded delayed draw term loans of $1,358,506.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At March 31, 2018, BSL had invested $59,057,335 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if BSL acquires a Loan through participation, will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation. BSL had no outstanding participations as of March 31, 2018.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a two-year revolving line of credit ("Leverage Facility") dated October 8, 2014, as amended on October 7, 2015, October 5, 2016, and October 4, 2017, to borrow up to a limit of $142,000,000. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 1.00% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.20% on the undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2018, BSL had borrowings outstanding under its Leverage Facility of $134,000,000, at an interest rate of 2.70%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2018. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2018, the average borrowings under BSL’s Leverage Facility and the average interest rate were $132,222,222 and 2.67%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2018